UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01677
JOHN HANCOCK CAPITAL SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2026:
  John Hancock Classic Value Fund
  John Hancock U.S. Global Leaders Growth Fund

John Hancock Classic Value Fund
Class A/PZFVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$57	1.11%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468961

38SA-A

4/26

6/26

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class C/JCVCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$95	1.86%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468961

38SA-C

4/26

6/26

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class I/JCVIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$44	0.86%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468961

38SA-I

4/26

6/26

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R2/JCVSX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$64	1.26%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468961

38SA-R2

4/26

6/26

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R5/JCVVX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$41	0.81%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468961

38SA-R5

4/26

6/26

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R6/JCVWX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$39	0.76%
Fund Statistics
Fund net assets	$498,409,352
Total number of portfolio holdings	35
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CVS Health Corp.	5.4%
Humana, Inc.	5.4%
Baxter International, Inc.	4.9%
Skyworks Solutions, Inc.	4.3%
Fresenius Medical Care AG, ADR	4.0%
Citigroup, Inc.	3.9%
Magna International, Inc.	3.7%
MetLife, Inc.	3.6%
Wells Fargo & Company	3.6%
Corebridge Financial, Inc.	3.5%

Sector Composition
Financials	30.0%
Health care	27.1%
Information technology	12.8%
Consumer discretionary	9.4%
Consumer staples	5.8%
Energy	4.9%
Materials	4.8%
Industrials	4.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468961
38SA-R6
4/26
6/26
John Hancock Classic Value Fund

John Hancock U.S. Global Leaders Growth Fund
Class A/USGLX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$56	1.15%
Fund Statistics
Fund net assets	$1,263,718,517
Total number of portfolio holdings	29
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.4%
Broadcom, Inc.	5.2%
Apple, Inc.	4.9%
Waste Management, Inc.	4.6%
Visa, Inc., Class A	4.6%
Yum! Brands, Inc.	4.6%
Meta Platforms, Inc., Class A	3.8%

Sector Composition
Information technology	36.6%
Financials	15.5%
Consumer discretionary	14.6%
Communication services	14.0%
Industrials	10.1%
Health care	4.2%
Materials	2.8%
Real estate	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5468940
26SA-A
4/26
6/26
John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class C/USLCX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$92	1.90%
Fund Statistics
Fund net assets	$1,263,718,517
Total number of portfolio holdings	29
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.4%
Broadcom, Inc.	5.2%
Apple, Inc.	4.9%
Waste Management, Inc.	4.6%
Visa, Inc., Class A	4.6%
Yum! Brands, Inc.	4.6%
Meta Platforms, Inc., Class A	3.8%

Sector Composition
Information technology	36.6%
Financials	15.5%
Consumer discretionary	14.6%
Communication services	14.0%
Industrials	10.1%
Health care	4.2%
Materials	2.8%
Real estate	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468940

26SA-C

4/26

6/26

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class I/USLIX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$44	0.90%
Fund Statistics
Fund net assets	$1,263,718,517
Total number of portfolio holdings	29
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.4%
Broadcom, Inc.	5.2%
Apple, Inc.	4.9%
Waste Management, Inc.	4.6%
Visa, Inc., Class A	4.6%
Yum! Brands, Inc.	4.6%
Meta Platforms, Inc., Class A	3.8%

Sector Composition
Information technology	36.6%
Financials	15.5%
Consumer discretionary	14.6%
Communication services	14.0%
Industrials	10.1%
Health care	4.2%
Materials	2.8%
Real estate	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468940

26SA-I

4/26

6/26

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class R2/USLYX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$60	1.23%
Fund Statistics
Fund net assets	$1,263,718,517
Total number of portfolio holdings	29
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.4%
Broadcom, Inc.	5.2%
Apple, Inc.	4.9%
Waste Management, Inc.	4.6%
Visa, Inc., Class A	4.6%
Yum! Brands, Inc.	4.6%
Meta Platforms, Inc., Class A	3.8%

Sector Composition
Information technology	36.6%
Financials	15.5%
Consumer discretionary	14.6%
Communication services	14.0%
Industrials	10.1%
Health care	4.2%
Materials	2.8%
Real estate	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468940

26SA-R2

4/26

6/26

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class R6/UGLSX
Semiannual SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$38	0.79%
Fund Statistics
Fund net assets	$1,263,718,517
Total number of portfolio holdings	29
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.4%
Broadcom, Inc.	5.2%
Apple, Inc.	4.9%
Waste Management, Inc.	4.6%
Visa, Inc., Class A	4.6%
Yum! Brands, Inc.	4.6%
Meta Platforms, Inc., Class A	3.8%

Sector Composition
Information technology	36.6%
Financials	15.5%
Consumer discretionary	14.6%
Communication services	14.0%
Industrials	10.1%
Health care	4.2%
Materials	2.8%
Real estate	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5468940

26SA-R6

4/26

6/26

John Hancock U.S. Global Leaders Growth Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2026 for the following funds:

  John Hancock Classic Value Fund

  John Hancock U.S. Global Leaders Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Classic Value Fund
U.S. equity
April 30, 2026

John Hancock
Classic Value Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
22	Shareholder meeting
1	JOHN HANCOCK CLASSIC VALUE FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 98.8%		$492,269,089
(Cost $391,959,313)
Consumer discretionary 9.4%		46,640,131
Automobile components 7.0%
Lear Corp.	130,377	16,574,828
Magna International, Inc. (A)	284,755	18,130,351
Household durables 0.9%
Newell Brands, Inc.	1,118,778	4,564,614
Textiles, apparel and luxury goods 1.5%
PVH Corp.	80,603	7,370,338
Consumer staples 5.8%		28,808,100
Consumer staples distribution and retail 2.7%
Dollar General Corp.	117,590	13,626,329
Food products 3.1%
Tyson Foods, Inc., Class A	236,956	15,181,771
Energy 4.9%		24,442,031
Energy equipment and services 2.1%
NOV, Inc.	523,809	10,717,132
Oil, gas and consumable fuels 2.8%
Shell PLC, ADR	151,372	13,724,899
Financials 30.0%		149,532,961
Banks 10.7%
Bank of America Corp.	305,466	16,330,212
Citigroup, Inc.	151,911	19,441,570
Wells Fargo & Company	217,153	17,856,491
Capital markets 1.7%
UBS Group AG	190,347	8,356,233
Consumer finance 3.4%
Capital One Financial Corp.	87,700	16,777,010
Financial services 10.6%
Corebridge Financial, Inc.	626,438	17,252,103
Equitable Holdings, Inc.	187,133	7,897,013
Global Payments, Inc.	227,489	16,370,108
Voya Financial, Inc.	137,172	11,242,617
Insurance 3.6%
MetLife, Inc.	224,839	18,009,604
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	2

	Shares	Value
Health care 27.1%		$135,078,327
Health care equipment and supplies 7.0%
Baxter International, Inc.	1,380,629	24,271,458
Medtronic PLC	129,736	10,504,724
Health care providers and services 14.8%
CVS Health Corp.	325,308	27,094,905
Fresenius Medical Care AG, ADR	874,362	19,734,350
Humana, Inc.	114,314	27,028,402
Pharmaceuticals 5.3%
Bristol-Myers Squibb Company	237,501	14,390,186
Pfizer, Inc.	451,472	12,054,302
Industrials 4.0%		20,068,721
Passenger airlines 1.9%
Delta Air Lines, Inc.	139,873	9,509,965
Professional services 2.1%
SS&C Technologies Holdings, Inc.	152,363	10,558,756
Information technology 12.8%		63,937,724
Electronic equipment, instruments and components 2.4%
CDW Corp.	87,298	11,951,969
IT services 6.1%
Accenture PLC, Class A	35,530	6,349,566
Amdocs, Ltd.	190,098	12,293,638
Cognizant Technology Solutions Corp., Class A	226,713	11,993,118
Semiconductors and semiconductor equipment 4.3%
Skyworks Solutions, Inc.	304,253	21,349,433
Materials 4.8%		23,761,094
Chemicals 4.8%
Dow, Inc.	177,237	7,176,326
PPG Industries, Inc.	152,855	16,584,768

	Yield (%)	Shares	Value
Short-term investments 1.2%			$6,245,287
(Cost $6,245,287)
Short-term funds 1.2%			6,245,287
State Street Institutional Treasury Money Market Fund, Premier Class	3.5850(B)	6,245,287	6,245,287

Total investments (Cost $398,204,600) 100.0%	$498,514,376
Other assets and liabilities, net (0.0%)	(105,024)
Total net assets 100.0%	$498,409,352

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
3	JOHN HANCOCK CLASSIC VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-26.
(B)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $412,984,366. Net unrealized appreciation aggregated to $85,530,010, of which $125,661,746 related to gross unrealized appreciation and $40,131,736 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-26:
United States	84.6%
Germany	4.0%
Canada	3.6%
Ireland	3.4%
United Kingdom	2.7%
Switzerland	1.7%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $398,204,600) including $13,134,428 of securities loaned	$498,514,376
Dividends and interest receivable	1,054,128
Receivable for fund shares sold	52,696
Receivable for securities lending income	204
Other assets	168,971
Total assets	499,790,375
Liabilities
Payable for investments purchased	17,964
Payable for fund shares repurchased	892,657
Payable to affiliates
Investment management fees	270,158
Accounting and legal services fees	27,528
Transfer agent fees	38,204
Distribution and service fees	47,286
Trustees’ fees	2,151
Other liabilities and accrued expenses	85,075
Total liabilities	1,381,023
Net assets	$498,409,352
Net assets consist of
Paid-in capital	$358,152,474
Total distributable earnings (loss)	140,256,878
Net assets	$498,409,352

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($221,748,804 ÷ 11,284,931 shares)[1]	$19.65
Class C ($2,529,027 ÷ 135,016 shares)[1]	$18.73
Class I ($214,551,303 ÷ 10,859,672 shares)	$19.76
Class R2 ($2,737,016 ÷ 139,635 shares)	$19.60
Class R5 ($164,805 ÷ 8,319 shares)	$19.81
Class R6 ($56,678,397 ÷ 2,860,124 shares)	$19.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$6,873,652
Securities lending, net	19,847
Less foreign taxes withheld	(78,143)
Total investment income	6,815,356
Expenses
Investment management fees	1,747,460
Distribution and service fees	304,961
Accounting and legal services fees	49,352
Transfer agent fees	248,441
Trustees’ fees	8,126
Custodian fees	35,830
State registration fees	55,477
Printing and postage	32,389
Professional fees	38,882
Other	21,391
Total expenses	2,542,309
Less expense reductions	(24,010)
Net expenses	2,518,299
Net investment income	4,297,057
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	52,462,738
Affiliated investments	(4,552)
52,458,186
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(24,257,232)
(24,257,232)
Net realized and unrealized gain	28,200,954
Increase in net assets from operations	$32,498,011
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$4,297,057	$13,780,822
Net realized gain	52,458,186	141,649,886
Change in net unrealized appreciation (depreciation)	(24,257,232)	(110,778,792)
Increase in net assets resulting from operations	32,498,011	44,651,916
Distributions to shareholders
From earnings
Class A	(66,320,976)	(105,178,223)
Class C	(760,564)	(1,294,629)
Class I	(64,455,528)	(111,691,393)
Class R2	(750,158)	(907,165)
Class R5	(41,845)	(42,434)
Class R6	(21,533,045)	(65,132,067)
Total distributions	(153,862,116)	(284,245,911)
From fund share transactions	37,436,287	(391,743,686)
Total decrease	(83,927,818)	(631,337,681)
Net assets
Beginning of period	582,337,170	1,213,674,851
End of period	$498,409,352	$582,337,170
7	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$25.18	$35.64	$31.23	$37.10	$40.19	$23.99
Net investment income[2]	0.15	0.43	0.54	0.44	0.41	0.25
Net realized and unrealized gain (loss) on investments	1.33	1.49	6.06	(0.32)	(3.27)	16.35
Total from investment operations	1.48	1.92	6.60	0.12	(2.86)	16.60
Less distributions
From net investment income	(0.48)	(0.93)	(0.48)	(0.60)	(0.23)	(0.40)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(7.01)	(12.38)	(2.19)	(5.99)	(0.23)	(0.40)
Net asset value, end of period	$19.65	$25.18	$35.64	$31.23	$37.10	$40.19
Total return (%)[3,4]	6.04[5]	7.80	21.34	0.81	(7.13)	69.72
Ratios and supplemental data
Net assets, end of period (in millions)	$222	$248	$306	$297	$346	$416
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.15	1.16[7]	1.14	1.13	1.15
Expenses including reductions	1.11[6]	1.14	1.15[7]	1.14	1.13	1.14
Net investment income	1.50[6]	1.67	1.55	1.31	1.07	0.68
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	8

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$24.21	$34.66	$30.42	$36.24	$39.32	$23.50
Net investment income (loss)[2]	0.07	0.23	0.28	0.19	0.12	(0.02)
Net realized and unrealized gain (loss) on investments	1.28	1.43	5.90	(0.31)	(3.20)	16.06
Total from investment operations	1.35	1.66	6.18	(0.12)	(3.08)	16.04
Less distributions
From net investment income	(0.30)	(0.66)	(0.23)	(0.31)	—	(0.22)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(6.83)	(12.11)	(1.94)	(5.70)	—	(0.22)
Net asset value, end of period	$18.73	$24.21	$34.66	$30.42	$36.24	$39.32
Total return (%)[3,4]	5.64[5]	6.98	20.46	0.04	(7.83)	68.52
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$4	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.90	1.91[7]	1.89	1.88	1.90
Expenses including reductions	1.86[6]	1.89	1.90[7]	1.89	1.88	1.89
Net investment income (loss)	0.74[6]	0.93	0.81	0.58	0.32	(0.05)
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
9	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$25.31	$35.79	$31.35	$37.24	$40.34	$24.06
Net investment income[2]	0.18	0.51	0.64	0.55	0.51	0.34
Net realized and unrealized gain (loss) on investments	1.34	1.48	6.08	(0.35)	(3.28)	16.41
Total from investment operations	1.52	1.99	6.72	0.20	(2.77)	16.75
Less distributions
From net investment income	(0.54)	(1.02)	(0.57)	(0.70)	(0.33)	(0.47)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(7.07)	(12.47)	(2.28)	(6.09)	(0.33)	(0.47)
Net asset value, end of period	$19.76	$25.31	$35.79	$31.35	$37.24	$40.34
Total return (%)[3]	6.20[4]	8.06	21.64	1.06	(6.90)	70.19
Ratios and supplemental data
Net assets, end of period (in millions)	$215	$245	$353	$668	$1,335	$2,545
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.90	0.91[6]	0.89	0.88	0.90
Expenses including reductions	0.86[5]	0.89	0.90[6]	0.89	0.88	0.89
Net investment income	1.75[5]	1.94	1.81	1.60	1.31	0.92
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	10

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$25.12	$35.57	$31.16	$37.01	$40.10	$23.93
Net investment income[2]	0.14	0.39	0.49	0.40	0.36	0.20
Net realized and unrealized gain (loss) on investments	1.32	1.49	6.06	(0.32)	(3.27)	16.34
Total from investment operations	1.46	1.88	6.55	0.08	(2.91)	16.54
Less distributions
From net investment income	(0.45)	(0.88)	(0.43)	(0.54)	(0.18)	(0.37)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(6.98)	(12.33)	(2.14)	(5.93)	(0.18)	(0.37)
Net asset value, end of period	$19.60	$25.12	$35.57	$31.16	$37.01	$40.10
Total return (%)[3]	5.94[4]	7.65	21.21	0.69	(7.27)	69.57
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[5]	1.28	1.28[6]	1.27	1.26	1.28
Expenses including reductions	1.26[5]	1.27	1.28[6]	1.26	1.25	1.27
Net investment income	1.34[5]	1.54	1.40	1.17	0.94	0.56
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
11	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$25.37	$35.85	$31.39	$37.29	$40.39	$24.09
Net investment income[2]	0.18	0.50	0.64	0.58	0.52	0.36
Net realized and unrealized gain (loss) on investments	1.35	1.51	6.12	(0.38)	(3.27)	16.42
Total from investment operations	1.53	2.01	6.76	0.20	(2.75)	16.78
Less distributions
From net investment income	(0.56)	(1.04)	(0.59)	(0.71)	(0.35)	(0.48)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(7.09)	(12.49)	(2.30)	(6.10)	(0.35)	(0.48)
Net asset value, end of period	$19.81	$25.37	$35.85	$31.39	$37.29	$40.39
Total return (%)[3]	6.21[4]	8.12	21.74	1.09	(6.85)	70.30
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.84	0.86[7]	0.83	0.83	0.85
Expenses including reductions	0.81[6]	0.83	0.85[7]	0.82	0.82	0.84
Net investment income	1.78[6]	1.96	1.82	1.69	1.34	0.97
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	12

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$25.39	$35.87	$31.41	$37.30	$40.41	$24.09
Net investment income[2]	0.20	0.63	0.66	0.44	0.55	0.38
Net realized and unrealized gain (loss) on investments	1.33	1.40	6.11	(0.21)	(3.29)	16.43
Total from investment operations	1.53	2.03	6.77	0.23	(2.74)	16.81
Less distributions
From net investment income	(0.57)	(1.06)	(0.60)	(0.73)	(0.37)	(0.49)
From net realized gain	(6.53)	(11.45)	(1.71)	(5.39)	—	—
Total distributions	(7.10)	(12.51)	(2.31)	(6.12)	(0.37)	(0.49)
Net asset value, end of period	$19.82	$25.39	$35.87	$31.41	$37.30	$40.41
Total return (%)[3]	6.23[4]	8.20	21.78	1.18	(6.83)	70.41
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$84	$549	$421	$126	$163
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.79	0.80[6]	0.78	0.78	0.80
Expenses including reductions	0.76[5]	0.78	0.79[6]	0.78	0.77	0.79
Net investment income	1.87[5]	2.17	1.89	1.33	1.42	1.08
Portfolio turnover (%)	9	13	29	24	18	25

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
13	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Classic Value Fund	14

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2026, the fund loaned securities valued at $13,134,428. Non-cash collateral of approximately $13,397,603 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
15	JOHN HANCOCK Classic Value Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2026 were $1,402.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK Classic Value Fund	16

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.670% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.660% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.650% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,499
Class C	121
Class I	10,161
Class R2	125
Class	Expense reduction
Class R5	$7
Class R6	3,097
Total	$24,010

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.66% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
17	JOHN HANCOCK Classic Value Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $20,028 for the six months ended April 30, 2026. Of this amount, $3,324 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16,704 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $79 and $51 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$285,023	$124,610
Class C	13,107	1,433
Class I	—	120,622
Class R2	6,794	67
Class R5	37	4
Class R6	—	1,705
Total	$304,961	$248,441
| JOHN HANCOCK Classic Value Fund	18

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$15,800,000	1	4.140%	($1,817)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	304,245	$6,112,478	764,229	$19,337,060
Distributions reinvested	3,219,776	62,914,425	4,201,631	98,906,399
Repurchased	(2,095,120)	(43,129,974)	(3,684,235)	(90,359,782)
Net increase	1,428,901	$25,896,929	1,281,625	$27,883,677
Class C shares
Sold	11,010	$214,219	8,076	$200,734
Distributions reinvested	38,573	720,539	53,623	1,221,524
Repurchased	(28,970)	(562,859)	(60,455)	(1,501,973)
Net increase (decrease)	20,613	$371,899	1,244	$(79,715)
Class I shares
Sold	962,699	$20,320,447	2,077,224	$61,710,157
Distributions reinvested	2,860,456	56,150,759	4,237,590	100,049,495
Repurchased	(2,641,191)	(55,928,309)	(6,491,808)	(182,316,316)
Net increase (decrease)	1,181,964	$20,542,897	(176,994)	$(20,556,664)
Class R2 shares
Sold	2,674	$52,526	12,091	$285,567
Distributions reinvested	38,323	747,302	38,341	901,401
Repurchased	(8,812)	(166,926)	(16,438)	(398,735)
Net increase	32,185	$632,902	33,994	$788,233
19	JOHN HANCOCK Classic Value Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	402	$8,239	725	$18,345
Distributions reinvested	2,126	41,845	1,794	42,434
Repurchased	(41)	(772)	(42)	(1,019)
Net increase	2,487	$49,312	2,477	$59,760
Class R6 shares
Sold	129,720	$2,644,126	2,130,679	$76,281,185
Distributions reinvested	1,054,342	20,749,460	2,645,444	62,591,200
Repurchased	(1,614,954)	(33,451,238)	(16,782,339)	(538,711,362)
Net decrease	(430,892)	$(10,057,652)	(12,006,216)	$(399,838,977)
Total net increase (decrease)	2,235,258	$37,436,287	(10,863,870)	$(391,743,686)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $45,028,522 and $159,000,668, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$137,701,025	$(137,696,473)	$(4,552)	—	$19,847	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s
| JOHN HANCOCK Classic Value Fund	20

long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Classic Value Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	38,427,937	1,208,012
Christine L. Hurtsellers	38,497,403	1,138,546
Kenneth J. Phelan	38,493,919	1,142,030
Thomas R. Wright	38,476,253	1,159,696

Non-Independent Trustee
Kristie M. Feinberg	38,451,299	1,183,685
| JOHN HANCOCK CLASSIC VALUE FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5468961	38SA 4/26
6/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
April 30, 2026

John Hancock
U.S. Global Leaders Growth Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
20	Shareholder meeting
1	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Fund’s investments
AS OF 4-30-26 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,249,149,365
(Cost $781,654,397)
Communication services 14.0%		176,457,827
Entertainment 3.7%
Netflix, Inc. (A)	493,622	46,207,955
Interactive media and services 10.3%
Alphabet, Inc., Class C	216,352	82,633,483
Meta Platforms, Inc., Class A	77,816	47,616,389
Consumer discretionary 14.6%		184,738,057
Broadline retail 6.4%
Amazon.com, Inc. (A)	306,437	81,224,191
Hotels, restaurants and leisure 6.7%
Chipotle Mexican Grill, Inc. (A)	779,396	26,491,670
Yum! Brands, Inc.	365,696	58,383,366
Textiles, apparel and luxury goods 1.5%
NIKE, Inc., Class B	420,172	18,638,830
Financials 15.5%		195,403,404
Capital markets 2.9%
S&P Global, Inc.	83,664	36,078,427
Consumer finance 3.7%
American Express Company	144,780	46,771,179
Financial services 7.1%
Mastercard, Inc., Class A	62,300	31,331,916
Visa, Inc., Class A	177,668	58,602,013
Insurance 1.8%
Aon PLC, Class A	72,581	22,619,869
Health care 4.2%		53,865,665
Health care equipment and supplies 1.6%
The Cooper Companies, Inc. (A)	326,749	20,552,512
Life sciences tools and services 2.6%
Danaher Corp.	186,159	33,313,153
Industrials 10.1%		128,186,690
Commercial services and supplies 4.6%
Waste Management, Inc.	253,282	58,900,729
Ground transportation 2.5%
Canadian Pacific Kansas City, Ltd.	365,297	31,766,227
Trading companies and distributors 3.0%
W.W. Grainger, Inc.	32,307	37,519,734
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	2

	Shares	Value
Information technology 36.6%		$462,773,112
Semiconductors and semiconductor equipment 15.3%
Arm Holdings PLC, ADR (A)	97,620	20,531,438
Broadcom, Inc.	157,608	65,790,307
NVIDIA Corp.	540,302	107,828,072
Software 16.4%
Intuit, Inc.	75,310	29,257,935
Microsoft Corp.	203,378	82,933,481
Salesforce, Inc.	196,879	34,755,050
ServiceNow, Inc. (A)	155,224	13,707,831
Synopsys, Inc. (A)	95,922	46,291,957
Technology hardware, storage and peripherals 4.9%
Apple, Inc.	227,297	61,677,041
Materials 2.8%		35,157,285
Chemicals 2.8%
Ecolab, Inc.	134,909	35,157,285
Real estate 1.0%		12,567,325
Specialized REITs 1.0%
Equinix, Inc.	11,606	12,567,325

	Yield (%)	Shares	Value
Short-term investments 1.3%			$16,434,416
(Cost $16,434,416)
Short-term funds 1.3%			16,434,416
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5859(B)	16,434,416	16,434,416

Total investments (Cost $798,088,813) 100.1%	$1,265,583,781
Other assets and liabilities, net (0.1%)	(1,865,264)
Total net assets 100.0%	$1,263,718,517

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-26.
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $799,423,597. Net unrealized appreciation aggregated to $466,160,184, of which $514,601,389 related to gross unrealized appreciation and $48,441,205 related to gross unrealized depreciation.
3	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $798,088,813)	$1,265,583,781
Dividends receivable	724,967
Receivable for fund shares sold	377,972
Receivable for securities lending income	3,019
Other assets	234,368
Total assets	1,266,924,107
Liabilities
Payable for investments purchased	50,045
Payable for fund shares repurchased	1,923,871
Payable to affiliates
Investment management fees	748,882
Accounting and legal services fees	71,054
Transfer agent fees	87,755
Distribution and service fees	154,269
Trustees’ fees	5,749
Other liabilities and accrued expenses	163,965
Total liabilities	3,205,590
Net assets	$1,263,718,517
Net assets consist of
Paid-in capital	$580,062,507
Total distributable earnings (loss)	683,656,010
Net assets	$1,263,718,517

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($710,172,061 ÷ 14,473,097 shares)[1]	$49.07
Class C ($13,681,290 ÷ 470,187 shares)[1]	$29.10
Class I ($278,897,423 ÷ 4,766,786 shares)	$58.51
Class R2 ($733,532 ÷ 13,597 shares)	$53.95
Class R6 ($260,234,211 ÷ 4,345,300 shares)	$59.89
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$51.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	4

STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Dividends	$5,147,193
Securities lending, net	1,857
Less foreign taxes withheld	(32,403)
Total investment income	5,116,647
Expenses
Investment management fees	5,227,805
Distribution and service fees	1,026,463
Accounting and legal services fees	134,880
Transfer agent fees	638,361
Trustees’ fees	23,150
Custodian fees	93,996
State registration fees	51,776
Printing and postage	64,661
Professional fees	54,357
Other	66,665
Total expenses	7,382,114
Less expense reductions	(65,855)
Net expenses	7,316,259
Net investment loss	(2,199,612)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	225,517,385
Affiliated investments	1,027
225,518,412
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(285,631,335)
(285,631,335)
Net realized and unrealized loss	(60,112,923)
Decrease in net assets from operations	$(62,312,535)
5	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(2,199,612)	$(6,028,082)
Net realized gain	225,518,412	367,639,689
Change in net unrealized appreciation (depreciation)	(285,631,335)	(247,575,046)
Increase (decrease) in net assets resulting from operations	(62,312,535)	114,036,561
Distributions to shareholders
From earnings
Class A	(184,495,671)	(131,839,350)
Class C	(6,095,306)	(5,077,132)
Class I	(70,583,708)	(116,877,725)
Class R2	(163,667)	(173,181)
Class R6	(56,840,505)	(41,088,621)
Total distributions	(318,178,857)	(295,056,009)
From fund share transactions	(191,354,766)	(232,419,998)
Total decrease	(571,846,158)	(413,439,446)
Net assets
Beginning of period	1,835,564,675	2,249,004,121
End of period	$1,263,718,517	$1,835,564,675
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	6

Financial highlights
CLASS A SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$65.47	$72.20	$53.74	$48.62	$76.20	$62.60
Net investment loss[2]	(0.12)	(0.28)	(0.27)	(0.21)	(0.33)	(0.39)
Net realized and unrealized gain (loss) on investments	(1.82)	3.61	18.73	5.33	(21.23)	21.14
Total from investment operations	(1.94)	3.33	18.46	5.12	(21.56)	20.75
Less distributions
From net realized gain	(14.46)	(10.06)	—	—	(6.02)	(7.15)
Net asset value, end of period	$49.07	$65.47	$72.20	$53.74	$48.62	$76.20
Total return (%)[3,4]	(3.66)[5]	4.86	34.35	10.53	(30.48)	35.67
Ratios and supplemental data
Net assets, end of period (in millions)	$710	$865	$958	$783	$775	$1,217
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.14	1.14	1.15	1.14	1.13
Expenses including reductions	1.15[6]	1.13	1.14	1.14	1.13	1.13
Net investment loss	(0.45)[6]	(0.43)	(0.41)	(0.40)	(0.59)	(0.57)
Portfolio turnover (%)	12	32	29	24	31	32

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
7	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$44.86	$52.88	$39.66	$36.15	$58.66	$50.00
Net investment loss[2]	(0.19)	(0.54)	(0.56)	(0.45)	(0.59)	(0.70)
Net realized and unrealized gain (loss) on investments	(1.11)	2.58	13.78	3.96	(15.90)	16.51
Total from investment operations	(1.30)	2.04	13.22	3.51	(16.49)	15.81
Less distributions
From net realized gain	(14.46)	(10.06)	—	—	(6.02)	(7.15)
Net asset value, end of period	$29.10	$44.86	$52.88	$39.66	$36.15	$58.66
Total return (%)[3,4]	(4.00)[5]	4.07	33.33	9.71	(31.00)	34.66
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$20	$28	$29	$34	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[6]	1.89	1.89	1.90	1.89	1.88
Expenses including reductions	1.90[6]	1.88	1.89	1.89	1.88	1.88
Net investment loss	(1.19)[6]	(1.17)	(1.15)	(1.15)	(1.34)	(1.32)
Portfolio turnover (%)	12	32	29	24	31	32

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	8

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$75.19	$81.29	$60.35	$54.46	$84.41	$68.49
Net investment loss[2]	(0.04)	(0.14)	(0.11)	(0.09)	(0.20)	(0.25)
Net realized and unrealized gain (loss) on investments	(2.18)	4.10	21.05	5.98	(23.73)	23.32
Total from investment operations	(2.22)	3.96	20.94	5.89	(23.93)	23.07
Less distributions
From net realized gain	(14.46)	(10.06)	—	—	(6.02)	(7.15)
Net asset value, end of period	$58.51	$75.19	$81.29	$60.35	$54.46	$84.41
Total return (%)[3]	(3.55)[4]	5.12	34.70	10.82	(30.31)	36.01
Ratios and supplemental data
Net assets, end of period (in millions)	$279	$640	$912	$1,007	$1,037	$1,027
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.89	0.89	0.90	0.89	0.88
Expenses including reductions	0.90[5]	0.88	0.89	0.89	0.88	0.88
Net investment loss	(0.14)[5]	(0.18)	(0.15)	(0.15)	(0.32)	(0.32)
Portfolio turnover (%)	12	32	29	24	31	32

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
9	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$70.55	$77.10	$57.44	$52.01	$81.16	$66.33
Net investment loss[2]	(0.15)	(0.35)	(0.35)	(0.28)	(0.43)	(0.50)
Net realized and unrealized gain (loss) on investments	(1.99)	3.86	20.01	5.71	(22.70)	22.48
Total from investment operations	(2.14)	3.51	19.66	5.43	(23.13)	21.98
Less distributions
From net realized gain	(14.46)	(10.06)	—	—	(6.02)	(7.15)
Net asset value, end of period	$53.95	$70.55	$77.10	$57.44	$52.01	$81.16
Total return (%)[3]	(3.69)[4]	4.77	34.23	10.44	(30.56)	35.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.22	1.23	1.24	1.24	1.25
Expenses including reductions	1.23[5]	1.21	1.22	1.24	1.23	1.24
Net investment loss	(0.53)[5]	(0.49)	(0.49)	(0.50)	(0.70)	(0.68)
Portfolio turnover (%)	12	32	29	24	31	32

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	10

CLASS R6 SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$76.58	$82.54	$61.21	$55.18	$85.35	$69.12
Net investment loss[2]	(0.03)	(0.06)	(0.03)	(0.03)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	(2.20)	4.16	21.36	6.06	(24.00)	23.55
Total from investment operations	(2.23)	4.10	21.33	6.03	(24.15)	23.38
Less distributions
From net realized gain	(14.46)	(10.06)	—	—	(6.02)	(7.15)
Net asset value, end of period	$59.89	$76.58	$82.54	$61.21	$55.18	$85.35
Total return (%)[3]	(3.49)[4]	5.22	34.85	10.93	(30.23)	36.14
Ratios and supplemental data
Net assets, end of period (in millions)	$260	$310	$349	$346	$332	$501
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.78	0.78	0.79	0.78	0.78
Expenses including reductions	0.79[5]	0.78	0.78	0.78	0.77	0.77
Net investment loss	(0.10)[5]	(0.07)	(0.04)	(0.04)	(0.23)	(0.22)
Portfolio turnover (%)	12	32	29	24	31	32

[1]	Six months ended 4-30-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK U.S. Global Leaders Growth Fund	12

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
13	JOHN HANCOCK U.S. Global Leaders Growth Fund |

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2026 were $4,694.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK U.S. Global Leaders Growth Fund	14

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s aggregate average daily net assets; (b) 0.730% of the next $500 million of the fund’s aggregate average daily net assets; (c) 0.710% of the next $1 billion of the fund’s aggregate average daily net assets; (d) 0.700% of the next $3 billion of the fund’s aggregate average daily net assets; and (e) 0.650% of the fund’s aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund and John Hancock U.S. Global Leaders Growth Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
15	JOHN HANCOCK U.S. Global Leaders Growth Fund |

For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$34,810
Class C	744
Class I	17,556
Class	Expense reduction
Class R2	$34
Class R6	12,711
Total	$65,855

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $74,415 for the six months ended April 30, 2026. Of this amount, $12,393 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $62,022 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2026, CDSCs received by the Distributor amounted to $240 and $480 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK U.S. Global Leaders Growth Fund	16

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$944,184	$412,747
Class C	80,689	8,825
Class I	—	209,866
Class R2	1,590	18
Class R6	—	6,905
Total	$1,026,463	$638,361
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$21,100,000	1	4.140%	$(2,427)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	361,166	$18,897,867	646,089	$42,412,406
Distributions reinvested	3,494,637	177,073,244	1,969,039	126,668,269
Repurchased	(2,592,427)	(134,072,718)	(2,676,993)	(174,564,451)
Net increase (decrease)	1,263,376	$61,898,393	(61,865)	$(5,483,776)
Class C shares
Sold	17,651	$585,190	39,840	$1,815,238
Distributions reinvested	197,046	5,937,010	111,714	4,956,733
Repurchased	(186,120)	(5,772,647)	(239,190)	(10,876,350)
Net increase (decrease)	28,577	$749,553	(87,636)	$(4,104,379)
17	JOHN HANCOCK U.S. Global Leaders Growth Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	483,776	$31,611,270	2,995,322	$229,843,175
Distributions reinvested	1,116,351	67,394,085	1,554,216	114,576,775
Repurchased	(5,347,977)	(371,461,214)	(7,255,164)	(550,677,329)
Net decrease	(3,747,850)	$(272,455,859)	(2,705,626)	$(206,257,379)
Class R2 shares
Sold	1,596	$88,081	1,216	$85,387
Distributions reinvested	1,382	76,994	1,968	136,533
Repurchased	(694)	(36,786)	(9,406)	(662,297)
Net increase (decrease)	2,284	$128,289	(6,222)	$(440,377)
Class R6 shares
Sold	392,672	$24,229,337	522,889	$39,589,110
Distributions reinvested	917,948	56,701,636	539,643	40,484,039
Repurchased	(1,012,696)	(62,606,115)	(1,248,409)	(96,207,236)
Net increase (decrease)	297,924	$18,324,858	(185,877)	$(16,134,087)
Total net decrease	(2,155,689)	$(191,354,766)	(3,047,226)	$(232,419,998)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $169,424,996 and $680,549,400, respectively, for the six months ended April 30, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$106,914,200	$(106,915,227)	$1,027	—	$1,857	—	—

| JOHN HANCOCK U.S. Global Leaders Growth Fund	18

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK U.S. Global Leaders Growth Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	38,427,937	1,208,012
Christine L. Hurtsellers	38,497,403	1,138,546
Kenneth J. Phelan	38,493,919	1,142,030
Thomas R. Wright	38,476,253	1,159,696

Non-Independent Trustee
Kristie M. Feinberg	38,451,299	1,183,685
| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5468940	26SA 4/26
6/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 8, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 8, 2026